Balance Sheet (Parentheticals)	5 Months Ended
Dec. 31, 2020 $ / shares shares
Shares subject to possible redemption	35,802,473
Redemption price per share (in Dollars per share) | $ / shares	$ 10.00
Ordinary shares, par value (in Dollars per share) | $ / shares	0.0001
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,697,527
Common stock, shares outstanding	1,697,527
Class B Ordinary Shares
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	9,375,000
Common stock, shares outstanding	9,375,000